Statements of Cash Flows - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Operating activities
Net and comprehensive (loss) income	$ (2,275,532)	$ 233,066	$ (185,848)
Depreciation	170,182	35,109	30,371
Accretion on long-term debt	5,905	5,143	9,309
Share-based compensation - capital stock	572,110
Share-based compensation - options	739,961
Shares issued for services	26,533
Government grant	(3,666)
Deferred income taxes	21,310	25,801	86,710
Non-cash lease	19,137
Operating activities before working capital items	(724,060)	299,119	(59,458)
Net change in non-cash working capital items
Trade and other receivables	22,757	(42,536)	(23,414)
Inventories	327,284	112,895	(507,093)
Grants and investment tax credits receivable	(2,160)	118,881	4,047
Prepaid expenses	(162,384)	(8,595)	5,142
Trade and other payables	263,534	(96,134)	105,253
Contract liabilities	(159,629)	(495,998)	600,560
Total net change in non-cash working capital items	289,402	(411,487)	184,495
Cash (used in) provided by operating activities	(434,658)	(112,368)	125,037
Investing activities
Additions to property and equipment	(77,966)	(175,952)	(1,755)
Repayment from (advances to) related parties	40,310	(1,600)	(38,252)
Term deposit		68,368	(68,368)
Cash (used in) investing activities	(37,656)	(109,184)	(108,375)
Financing activities
Change in bank indebtedness	(113,813)	195,876	(5,795)
Increase in long-term debt	280,000	84,818
Repayment of long-term debt	(13,992)	(60,000)	(83,326)
Repayment of obligations under finance leases		(3,117)
Repurchase of capital stock		(75)
Advances to (repayments from) related parties	(151,575)	4,050	72,459
Subscriptions to capital stock received in advance of issuance	(37,500)	37,500
Issuance of shares	1,982,075
Repayment of lease liabilities	(130,130)
Transaction costs on issuance of shares	(83,430)
Cash provided by (used in) financing activities	1,731,635	259,052	$ (16,662)
Balance to carry forward	$ 1,259,321	$ 37,500